SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 98.26%
Communication Services — 1.56%
13,700	AMC Networks, Inc., Class A*	$132,342
5,200	Boston Omaha Corp., Class A*	69,992
72,450	DHI Group, Inc.*	151,420
51,000	National CineMedia, Inc.*	223,890
17,500	Outbrain, Inc.*	87,150
20,700	Reservoir Media, Inc.*	163,530
21,400	Saga Communications, Inc., Class A	337,050
35,675	SPAR Group, Inc.*	85,977
20,800	Spok Holdings, Inc.	308,048
26,000	SurgePays, Inc.*	82,940
		1,642,339
Consumer Discretionary — 15.31%
550	AMCON Distributing Co.	75,383
2,500	America’s Car-Mart, Inc.*	150,525
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
5,900	Bassett Furniture Industries, Inc.	83,839
33,200	Beazer Homes USA, Inc.*	912,336
1,170	Biglari Holdings, Inc., Class B*	226,255
6,300	Canterbury Park Holding Corp.	137,592
2,693	Century Communities, Inc.	219,910
3,200	Citi Trends, Inc.*	68,032
13,200	Clarus Corp.	88,836
41,500	Crown Crafts, Inc.	217,045
15,300	Designer Brands, Inc., Class A	104,499
34,900	Destination XL Group, Inc.*	127,036
2,300	Dine Brands Global, Inc.	83,260
21,300	El Pollo Loco Holdings, Inc.*	240,903
13,300	Escalade, Inc.	183,407
12,400	Ethan Allen Interiors, Inc.	345,836
7,000	Flanigan’s Enterprises, Inc.	188,160
14,800	Flexsteel Industries, Inc.	459,688
3,000	GigaCloud Technology, Inc., Class A*	91,260
7,300	Hamilton Beach Brands Holding Co., Class A	125,487
20,180	Haverty Furniture Cos., Inc.	510,352
10,400	hhgregg, Inc.*,(b)	1
2,600	Hibbett, Inc.	226,746
62,400	Holley, Inc.*	223,392
8,300	Hooker Furnishings Corp.	120,184
3,300	Hovnanian Enterprises, Inc., Class A*	468,336
16,800	Inspired Entertainment, Inc.*	153,720
7,400	JAKKS Pacific, Inc.*	132,534
22,300	Jerash Holdings US, Inc.	68,015
8,540	Johnson Outdoors, Inc., Class A	298,729
23,500	Kid Brands, Inc.*,(a),(b)	2

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
36,120	Lakeland Industries, Inc.	$828,593
18,100	Landsea Homes Corp.*	166,339
24,400	Latham Group, Inc.*	73,932
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
8,900	La-Z-Boy, Inc.	331,792
17,600	Legacy Housing Corp.*	403,744
42,300	Lincoln Educational Services Corp.*	501,678
3,960	Live Ventures, Inc.*	89,852
3,900	Lovesac Co. (The)*	88,062
2,680	M/I Homes, Inc.*	327,335
18,480	MarineMax, Inc.*	598,198
9,800	MasterCraft Boat Holdings, Inc.*	185,024
9,750	McRae Industries, Inc., Class A	465,368
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
15,700	Mestek, Inc.*	455,300
18,340	Movado Group, Inc.	455,933
4,600	Nathan’s Famous, Inc.	311,788
13,000	Nobility Homes, Inc.	390,650
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
2,625	Patrick Industries, Inc.	284,944
119,400	Point.360*,(a),(b),(c)	0
2,000	RCI Hospitality Holdings, Inc.	87,120
26,900	Rocky Brands, Inc.	994,224
1,960	Sonic Automotive, Inc., Class A	106,761
15,400	Standard Motor Products, Inc.	427,042
5,330	Strattec Security Corp.*	133,250
5,710	Stride, Inc.*	402,555
11,389	Superior Group of Cos., Inc.	215,366
26,600	Tile Shop Holdings, Inc.*	184,338
58,800	Torrid Holdings, Inc.*	440,412
8,100	Universal Technical Institute, Inc.*	127,413
30,000	Universal Travel Group*,(a),(b),(c)	0
14,600	Vera Bradley, Inc.*	91,396
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
17,600	Weyco Group, Inc.	533,632
5,100	Zumiez, Inc.*	99,348
		16,132,689
Consumer Staples — 5.11%
7,900	Alico, Inc.	204,689
5,350	Andersons, Inc. (The)	265,360
3,925	Central Garden & Pet Co.*	151,112
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800
11,760	Ingles Markets, Inc., Class A	806,854
3,900	Limoneira Co.	81,159
4,400	Medifast, Inc.	96,008
10,799	Natural Alternatives International, Inc.*	65,010
49,860	Natural Grocers by Vitamin Cottage, Inc.	1,057,032
22,300	Nature’s Sunshine Products, Inc.*	336,061

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
15,130	Oil-Dri Corp. of America	$969,682
6,500	Seneca Foods Corp., Class A*	373,100
23,260	SpartanNash Co.	436,358
17,300	Village Super Market, Inc., Class A	456,893
		5,382,118
Energy — 5.47%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
28,800	Amplify Energy Corp.*	195,264
29,200	Berry Corp.	188,632
900	CONSOL Energy, Inc.*	91,827
10,400	Dorian LPG Ltd.	436,384
16,700	Drilling Tools International Corp.*	93,854
22,700	Epsilon Energy Ltd.	123,715
74,490	FutureFuel Corp.	382,134
10,800	Geospace Technologies Corp.*	96,984
9,000	Global Partners LP	410,670
18,400	Hallador Energy Co.*	142,968
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
7,200	Natural Gas Services Group, Inc.*	144,864
24,100	Newpark Resources, Inc.*	200,271
56,140	North American Construction Group Ltd.	1,082,379
25,600	PermRock Royalty Trust	99,584
62,000	PHX Minerals, Inc.	202,120
1,950	PrimeEnergy Resources Corp.*	207,382
19,800	Ranger Energy Services, Inc.	208,296
14,230	REX American Resources Corp.*	648,746
4,500	Riley Exploration Permian, Inc.	127,395
87,200	Ring Energy, Inc.*	147,368
8,700	SandRidge Energy, Inc.	112,491
64,300	Smart Sand, Inc.*	135,673
20,900	Solaris Oilfield Infrastructure, Inc., Class A	179,322
16,500	VAALCO Energy, Inc.	103,455
		5,761,778
Financials — 34.09%
17,400	Acacia Research Corp.*	87,174
4,700	ACNB Corp.	170,469
8,400	AFC Gamma, Inc., REIT	102,480
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
12,700	AG Mortgage Investment Trust, Inc., REIT	84,328
4,000	Alerus Financial Corp.	78,440
8,030	Amalgamated Financial Corp.	220,022
6,700	Ambac Financial Group, Inc.*	85,894
8,900	Amerant Bancorp, Inc.	202,030
3,900	American Business Bank*	118,911
7,600	Ames National Corp.	155,724
7,100	Angel Oak Mortgage REIT, Inc., REIT	93,010
12,370	Ares Commercial Real Estate Corp., REIT	82,261

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
2,800	Arrow Financial Corp.	$72,940
4,272	Atlantic Union Bankshares Corp.	140,335
5,300	Atlanticus Holdings Corp.*	149,354
12,600	Banco Latinoamericano de Comercio Exterior SA, Class E	373,842
3,700	Bancorp, Inc. (The)*	139,712
2,800	Bank First Corp.	231,252
5,142	Bank of Marin Bancorp	83,249
6,000	Bank7 Corp.	187,800
14,400	BankFinancial Corp.	148,176
7,000	Bankwell Financial Group, Inc.	177,590
2,628	Banner Corp.	130,454
9,200	Bar Harbor Bankshares	247,296
5,300	BayCom Corp.	107,855
10,500	BCB Bancorp, Inc.	111,615
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
11,923	BlackRock TCP Capital Corp.	128,768
3,500	BNCCORP, Inc.	80,500
19,000	Bridgewater Bancshares, Inc.*	220,590
10,174	Brookline Bancorp, Inc.	84,953
3,076	Burke & Herbert Financial Services Corp.	156,814
5,500	Business First Bancshares, Inc.	119,680
1,700	C&F Financial Corp.	81,940
3,100	California BanCorp*	66,650
3,887	California First Leasing Corp.	75,797
1,500	Cambridge Bancorp	103,500
2,100	Camden National Corp.	69,300
6,200	Capital Bancorp, Inc.	127,100
8,390	Capital City Bank Group, Inc.	238,612
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
5,700	Carter Bankshares, Inc.*	86,184
4,100	Central Pacific Financial Corp.	86,920
6,500	CF Bankshares, Inc.	121,940
1,900	Chemung Financial Corp.	91,200
12,500	Chicago Atlantic Real Estate Finance, Inc., REIT	192,000
2,800	ChoiceOne Financial Services, Inc.	80,220
8,200	Citizens & Northern Corp.	146,698
6,300	Citizens Community Bancorp, Inc.	72,891
2,754	Citizens Financial Services, Inc.	123,777
12,200	Civista Bancshares, Inc.	188,978
10,000	CNB Financial Corp.	204,100
3,000	Coastal Financial Corp.*	138,420
3,800	Codorus Valley Bancorp, Inc.	91,352
6,600	Colony Bankcorp, Inc.	80,850
9,808	Community West Bancshares	181,448
72,603	Consumer Portfolio Services, Inc.*	711,509
10,600	Crescent Capital BDC, Inc.	199,068
1,400	Croghan Bancshares, Inc.	63,770
10,088	Dime Community Bancshares, Inc.	205,795
5,200	Donegal Group, Inc., Class A	66,976

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
18,900	Ellington Credit Co., REIT	$131,355
8,000	Embassy Bancorp, Inc.	104,000
16,680	Enova International, Inc.*	1,038,330
8,300	Enterprise Bancorp, Inc.	206,504
5,878	Enterprise Financial Services Corp.	240,469
4,700	Equity Bancshares, Inc., Class A	165,440
5,300	Esquire Financial Holdings, Inc.	252,280
6,800	ESSA Bancorp, Inc.	119,612
4,400	Evans Bancorp, Inc.	123,684
12,400	EZCORP, Inc., Class A*	129,828
3,600	Farmers & Merchants Bancorp, Inc.	83,592
16,500	Farmers National Banc Corp.	206,085
6,987	FB Financial Corp.	272,703
5,230	Federal Agricultural Mortgage Corp., Class C	945,689
2,800	Fidelity D&D Bancorp, Inc.	122,640
4,400	Fidus Investment Corp.	85,712
8,000	Financial Institutions, Inc.	154,560
6,700	First Bancorp, Inc. (The)	166,495
10,400	First Bank	132,496
7,700	First Business Financial Services, Inc.	284,823
6,700	First Community Bankshares, Inc.	246,828
7,860	First Financial Corp.	289,877
10,000	First Financial Northwest, Inc.	211,300
8,260	First Internet Bancorp	223,185
9,800	First of Long Island Corp. (The)	98,196
38,000	First Place Financial Corp.*,(a),(b),(c)	0
10,100	First Reliance Bancshares, Inc.*	77,770
5,400	First Savings Financial Group, Inc.	96,066
6,600	First Western Financial, Inc.*	112,200
3,200	Five Star Bancorp	75,680
8,600	Flushing Financial Corp.	113,090
7,900	FS Bancorp, Inc.	287,955
13,250	FVCBankcorp, Inc.*	144,690
5,500	Gladstone Capital Corp.	127,985
10,200	Gladstone Investment Corp.	142,596
8,550	Guaranty Bancshares, Inc.	269,667
8,700	Guild Holdings Co., Class A	128,673
11,700	Hanmi Financial Corp.	195,624
3,500	Hawthorn Bancshares, Inc.	69,300
14,200	HBT Financial, Inc.	289,964
12,200	Heritage Insurance Holdings, Inc.*	86,376
700	Hingham Institution for Savings (The), FOR	125,216
5,000	Home Bancorp, Inc.	200,050
11,340	HomeTrust Bancshares, Inc.	340,540
11,600	Independent Bank Corp.	313,200
8,500	Investar Holding Corp.	130,900
3,693	Investors Title Co.	665,220
6,400	LCNB Corp.	89,024

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
28,000	Macatawa Bank Corp.	$408,800
38,700	Manhattan Bridge Capital, Inc., REIT	198,918
16,700	Medallion Financial Corp.	128,256
5,000	Mercantile Bank Corp.	202,850
9,380	Merchants Bancorp	380,265
13,000	Meridian Corp.	136,760
8,000	Metrocity Bankshares, Inc.	211,200
5,900	Metropolitan Bank Holding Corp.*	248,331
5,500	Mid Penn Bancorp, Inc.	120,725
8,700	Midland States Bancorp, Inc.	197,055
6,700	MidWestOne Financial Group, Inc.	150,683
7,200	MVB Financial Corp.	134,208
6,200	National Bankshares, Inc.	175,336
1,940	National Western Life Group, Inc., Class A	964,064
14,000	NewtekOne, Inc.	175,980
6,560	Northeast Bank	399,242
14,600	Northeast Community Bancorp, Inc.	260,172
5,100	Northrim BanCorp, Inc.	293,964
36,070	Northwest Bancshares, Inc.	416,608
2,600	Norwood Financial Corp.	65,988
2,900	Oak Valley Bancorp	72,413
16,240	OFG Bancorp	608,188
5,896	Old National Bancorp	101,352
20,400	Old Second Bancorp, Inc.	302,124
3,700	Onity Group, Inc.*	88,726
13,200	OP Bancorp	126,588
10,770	Oppenheimer Holdings, Inc., Class A	515,991
4,000	Orange County Bancorp, Inc.	211,520
10,200	Orrstown Financial Services, Inc.	279,072
25,800	Oxford Square Capital Corp.	75,852
8,500	Pacific Financial Corp.	82,990
9,900	Palmer Square Capital BDC, Inc.	159,984
9,300	Parke Bancorp, Inc.	161,820
6,600	PCB Bancorp	107,448
5,500	Peapack-Gladstone Financial Corp.	124,575
24,100	PennantPark Investment Corp.	181,955
3,700	Penns Woods Bancorp, Inc.	76,035
17,358	Peoples Bancorp, Inc.	520,740
3,900	Peoples Financial Services Corp.	177,606
7,300	Pinnacle Bank/Gilroy CA*	120,450
2,000	Plumas Bancorp	71,960
27,064	Premier Financial Corp.	553,729
18,400	Primis Financial Corp.	192,832
5,500	Princeton Bancorp, Inc.	182,050
5,900	Private Bancorp of America, Inc.*	207,503
7,600	Provident Bancorp, Inc.*	77,444
15,500	Provident Financial Holdings, Inc.	193,750
13,770	Provident Financial Services, Inc.	197,599
12,400	RBB Bancorp	233,244

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
12,281	Ready Capital Corp., REIT	$100,459
3,700	Red River Bancshares, Inc.	177,563
14,660	Regional Management Corp.	421,328
19,100	Riverview Bancorp, Inc.	76,209
3,050	S&T Bancorp, Inc.	101,840
61,700	Sachem Capital Corp., REIT	159,803
6,020	Safety Insurance Group, Inc.	451,681
3,400	Saratoga Investment Corp.	77,180
6,300	SB Financial Group, Inc.	88,200
2,916	Seacoast Banking Corp. of Florida	68,934
10,500	Security National Financial Corp., Class A*	83,895
17,700	Seven Hills Realty Trust, REIT	224,436
11,000	Shore Bancshares, Inc.	125,950
10,300	Sierra Bancorp	230,514
11,500	SmartFinancial, Inc.	272,205
6,300	South Atlantic Bancshares, Inc.	78,120
11,310	South Plains Financial, Inc.	305,370
5,900	Southern First Bancshares, Inc.*	172,516
6,900	Southern Missouri Bancorp, Inc.	310,569
3,000	Southern States Bancshares, Inc.	81,420
9,300	Stellus Capital Investment Corp.	127,689
8,780	Stewart Information Services Corp.	545,062
12,200	SWK Holdings Corp.*	207,278
4,700	Third Coast Bancshares, Inc.*	99,969
6,900	Timberland Bancorp, Inc.	186,921
5,400	Tiptree, Inc.	89,046
9,300	United Security Bancshares	67,425
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,900	Unity Bancorp, Inc.	174,463
4,500	Universal Insurance Holdings, Inc.	84,420
5,400	Velocity Financial, Inc.*	96,822
2,600	Washington Trust Bancorp, Inc.	71,266
14,800	Waterstone Financial, Inc.	189,292
10,100	West BanCorp, Inc.	180,790
26,300	Western New England Bancorp, Inc.	180,944
6,880	Westwood Holdings Group, Inc.	83,798
6,100	William Penn Bancorp	69,540
		35,925,844
Health Care — 2.31%
10,300	Biote Corp., Class A*	76,941
6,200	Cross Country Healthcare, Inc.*	85,808
57,600	DocGo, Inc.*	177,984
36,900	Eagle Pharmaceuticals, Inc.*	206,640
6,100	Entrada Therapeutics, Inc.*	86,925
17,700	FONAR Corp.*	283,200
2,500	Kewaunee Scientific Corp.*	118,000
19,000	Omeros Corp.*	77,140

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
31,400	OraSure Technologies, Inc.*	$133,764
88,200	Organogenesis Holdings, Inc.*	246,960
7,200	Phibro Animal Health Corp., Class A	120,744
29,100	Sensus Healthcare, Inc.*	155,103
9,100	Tactile Systems Technology, Inc.*	108,654
1,300	Utah Medical Products, Inc.	86,853
30,700	Vanda Pharmaceuticals, Inc.*	173,455
6,000	Varex Imaging Corp.*	88,380
17,900	Voyager Therapeutics, Inc.*	141,589
8,200	Zymeworks, Inc.*	69,782
		2,437,922
Industrials — 18.33%
11,000	Acme United Corp.	385,770
11,800	AerSale Corp.*	81,656
6,500	Allient Inc.	164,255
83,100	ARC Document Solutions, Inc.	219,384
9,500	Aris Water Solutions, Inc., Class A	148,865
26,100	BGSF, Inc.	223,155
5,250	BlueLinx Holdings, Inc.*	488,722
45,400	Broadwind Energy, Inc.*	148,912
5,474	CECO Environmental Corp.*	157,925
10,678	Cenveo, Inc.*,(a),(b),(c)	0
8,600	Civeo Corp.	214,312
17,500	Commercial Vehicle Group, Inc.*	85,750
33,178	CompX International, Inc.	818,501
31,200	Concrete Pumping Holdings, Inc.*	187,512
43,300	Costamare, Inc.	711,419
11,600	Covenant Logistics Group, Inc.	571,764
16,800	DLH Holdings Corp.*	177,408
27,760	Ducommun, Inc.*	1,611,746
2,400	DXP Enterprises, Inc.*	110,016
21,700	Eastern Co. (The)	552,699
33,660	Ennis, Inc.	736,817
15,590	Espey Mfg. & Electronics Corp.	331,288
8,700	EVI Industries, Inc.	164,604
4,900	Forrester Research, Inc.*	83,692
14,500	Gencor Industries, Inc.*	280,430
3,600	Graham Corp.*	101,376
18,900	Great Lakes Dredge & Dock Corp.*	165,942
12,810	Greenbrier Cos., Inc. (The)	634,735
3,800	Hudson Global, Inc.*	63,118
9,700	Hudson Technologies, Inc.*	85,263
10,700	Insteel Industries, Inc.	331,272
10,600	Interface, Inc.	155,608
3,900	L B Foster Co., Class A*	83,928
9,600	Limbach Holdings, Inc.*	546,528
25,350	LSI Industries, Inc.	366,815
15,500	Manitowoc Co., Inc. (The)*	178,715

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
8,940	Marten Transport Ltd.	$164,943
1,236	Mastech Digital, Inc.*	9,270
15,300	Mayville Engineering Co., Inc.*	254,898
22,579	Miller Industries, Inc.	1,242,297
14,700	Mistras Group, Inc.*	121,863
4,900	National Presto Industries, Inc.	368,137
13,000	Northwest Pipe Co.*	441,610
7,600	PAM Transportation Services, Inc.*	132,012
11,600	Park Aerospace Corp.	158,688
3,400	Park-Ohio Holdings Corp.	88,026
2,000	Powell Industries, Inc.	286,800
3,540	Preformed Line Products Co.	440,872
14,500	Quanex Building Products Corp.	400,925
52,800	Radiant Logistics, Inc.*	300,432
17,200	Resources Connection, Inc.	189,888
44,400	Safe Bulkers, Inc.	258,408
15,300	Shyft Group, Inc. (The)	181,458
7,200	Sun Country Airlines Holdings, Inc.*	90,432
11,200	Taylor Devices, Inc.*	503,776
12,100	Titan International, Inc.*	89,661
14,800	Titan Machinery, Inc.*	235,320
18,500	Twin Disc, Inc.	217,930
8,800	Ultralife Corp.*	93,456
13,700	Virco Mfg. Corp.	190,978
19,000	VirTra, Inc.*	146,110
4,200	VSE Corp.	370,776
3,000	Willdan Group, Inc.*	86,550
12,638	Willis Lease Finance Corp.	875,813
		19,311,231
Information Technology — 7.12%
17,700	AstroNova, Inc.*	273,288
10,050	Aviat Networks, Inc.*	288,334
12,800	Bel Fuse, Inc., Class B	835,072
11,800	Coda Octopus Group, Inc.*	71,095
29,200	CompoSecure, Inc., Class A	198,560
5,300	Consensus Cloud Solutions, Inc.*	91,054
16,800	CoreCard Corp.*	245,112
7,600	CPI Card Group, Inc.*	207,100
4,050	CTS Corp.	205,052
9,200	Daktronics, Inc.*	128,340
14,600	Data Storage Corp.*	95,776
5,750	Digi International, Inc.*	131,848
32,600	Eastman Kodak Co.*	175,388
6,280	ePlus, Inc.*	462,710
15,300	Frequency Electronics, Inc.*	139,383
44,000	Immersion Corp.	414,040
38,700	Information Services Group, Inc.	113,778

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
9,900	Intellinetics, Inc.*	$63,360
30,800	Key Tronic Corp.*	124,740
24,100	Kimball Electronics, Inc.*	529,718
12,900	Nortech Systems, Inc.*	176,085
12,920	PC Connection, Inc.	829,464
32,130	Photronics, Inc.*	792,647
4,790	ReposiTrak, Inc.	73,239
9,000	Richardson Electronics Ltd.	107,010
38,900	Rimini Street, Inc.*	119,423
20,180	Vishay Precision Group, Inc.*	614,279
		7,505,895
Materials — 3.28%
3,700	AdvanSix, Inc.	84,804
44,100	American Vanguard Corp.	379,260
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
9,600	Clearwater Paper Corp.*	465,312
21,300	Core Molding Technologies, Inc.*	339,522
11,525	Flotek Industries, Inc.*	56,588
41,200	Fortitude Gold Corp.	178,808
22,000	Friedman Industries, Inc.	332,200
840	Hawkins, Inc.	76,440
4,200	Haynes International, Inc.	246,540
3,600	Intrepid Potash, Inc.*	84,348
27,100	LSB Industries, Inc.*	221,678
11,400	Olympic Steel, Inc.	511,062
15,800	Ramaco Resources, Inc., Class A	196,710
6,400	Ryerson Holding Corp.	124,800
3,000	Universal Stainless & Alloy Products, Inc.*	82,140
4,500	Valhi, Inc.	80,235
		3,460,447
Real Estate — 4.59%
8,900	Alpine Income Property Trust, Inc., REIT	138,484
8,000	American Realty Investors, Inc.*	113,600
13,000	AMREP Corp.*	245,830
11,600	BRT Apartments Corp., REIT	202,652
7,900	Community Healthcare Trust, Inc., REIT	184,781
38,400	Comstock Holding Cos., Inc.*	244,608
11,800	CTO Realty Growth, Inc., REIT	206,028
26,500	Farmland Partners, Inc., REIT	305,545
53,000	Five Point Holdings LLC, Class A*	155,290
10,700	FRP Holdings, Inc.*	305,164
11,242	Getty Realty Corp., REIT	299,712
6,500	Gladstone Land Corp., REIT	88,985
18,600	Global Medical REIT, Inc., REIT	168,888
5,154	Kimco Realty Corp., REIT	100,297
9,700	Newlake Capital Partners, Inc., REIT	194,000
27,432	One Liberty Properties, Inc., REIT	644,103

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
14,200	Postal Realty Trust, Inc., REIT, Class A	$189,286
3,000	RMR Group, Inc. (The), Class A	67,800
9,300	Tejon Ranch Co.*	158,658
61,710	Whitestone, REIT	821,360
		4,835,071
Utilities — 1.09%
2,400	Artesian Resources Corp., Class A	84,384
10,900	Genie Energy Ltd., Class B	159,358
19,300	Pure Cycle Corp.*	184,315
3,900	RGC Resources, Inc.	79,755
12,266	Unitil Corp.	635,256
		1,143,068

Total Common Stocks		103,538,402
(Cost $82,849,422)
Exchange Traded Funds — 0.19%
1,790	iShares Russell Microcap Index Fund	204,060

Total Exchange Traded Funds		204,060
(Cost $203,240)
Rights/Warrants — 0.05%
1,136	Chord Energy Corp, *	36,443
568	Chord Energy Corp, *	13,376
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	3,010

Total Rights/Warrants		52,829
(Cost $95,622)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
1,098	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Investment Company — 1.52%
1,605,016	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	$1,605,016

Total Investment Company		1,605,016
(Cost $1,605,016)

Total Investments		$105,400,307
(Cost $84,753,300) — 100.02%
Liabilities in excess of other assets — (0.02)%		(25,670)
NET ASSETS — 100.00%		$105,374,637

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:
FOR - Foreign Ownership Receipt
REIT - Real Estate Investment Trust